Common Shares - Private Placement (Details) $ / shares in Units, $ in Thousands, $ in Thousands			12 Months Ended
	May 27, 2020 USD ($) shares	May 27, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Share issue related cost	$ 695		$ 624
Officers
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	$ 376	$ 518
Common shares
Disclosure of classes of share capital [line items]
Issuance of shares - Acquisitions (in shares) | shares	14,777,778	14,777,778	14,777,778 [1]
Price per share (in CAD per share) | $ / shares		$ 0.90
Proceeds from issuing shares	$ 9,652	$ 13,300
Share issue related cost			$ 624
Bonikro Gold Stream, Yamana Portfolio, Troilus Gold Royalty, Valkyrie Royalty Inc., Coral Gold Resources Ltd., and Blackwater Gold Royalty
Disclosure of classes of share capital [line items]
Share issue related cost			$ 176

[1]	The shares issued to the parent upon the Reverse Take-over are deemed to have been issued and outstanding since January 1, 2019 for purposes of these consolidated financial statements.